Dividends - Additional Information (Detail) - Ordinary shares [member] - MXN ($)	Nov. 01, 2019	May 03, 2019	Mar. 14, 2019
Coca Cola FEMSA [member]
Disclosure of Dividends Paid and Proposed [line items]
Dividend approved to be paid			$ 7,437,000,000
Percentage of dividend paid		$ 0.50
Dividend announcement [member] | Non-controlling interest [member]
Disclosure of Dividends Paid and Proposed [line items]
Dividend approved to be paid	$ 3,925,000,000
Dividend announcement [member] | Coca Cola FEMSA [member]
Disclosure of Dividends Paid and Proposed [line items]
Percentage of dividend paid	50.00%